Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 179.2	SFr 184.4
Accrued personnel expenses	14.2	17.1
Indirect taxes (VAT/GST) payables	48.6	42.5
Social security payables	26.6	17.1
Other payables	27.8	25.4
Other current operating liabilities	24.5	12.8
Other current operating liabilities	SFr 320.9	SFr 299.3